PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund | PIMCO Commodity Strategy Active Exchange-Traded Fund
Prospectus [Line Items]
Annual Return [Percent]	12.38%	7.04%